Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Lessee, Operating Lease, Liability, Maturity	As the lease has not commenced, it is not part of the disclosures in Note 15, Leases. The following table represents the future lease payments for this lease (in thousands):

Year ending December 31,
2023	—
2024	642
2025	1,303
2026	1,342
2027	—
Thereafter	—
Total cash payments	3,287
As of December 31, 2022, lease payments for operating leases for the Company’s office facility and laboratories are shown below (in thousands):

Year ending December 31,
2023	$1,302
2024	2,602
2025	2,347
2026	2,418
2027	—
Thereafter	—
Total lease payments	$8,669
Less: imputed interest	1,256
Total lease liabilities	$7,413

Assets And Liabilities, Lessee
The following is a summary of weighted average remaining lease term and discount rate for all of the Company’s operating leases:

	Year Ended December 31,
	2022	2021
Weighted average remaining lease term (years)	3.5	2.4
Weighted average discount rate	7.50%	7.50%

Lessor, Operating Lease, Payment to be Received, Fiscal Year Maturity	The following future minimum lease payments due to us from the lease agreement at December 31, 2022, is as follows (in thousands)

Year ending December 31,
2023	$34
2024	155
2025	155
2026	155
2027	155
Thereafter	1,240
$1,894